General Information - Additional Information (Detail) - Subsidiary		6 Months Ended
	Apr. 16, 2024	Jun. 30, 2024
Disclosure Of General Information About Financial Statements [Abstract]
Description of nature of entity's operations		clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat patients with cancer.
Name of reporting entity		NuCana plc
Domicile of entity		United Kingdom
Country of incorporation		England and Wales
Number of subsidiaries		3
Name of subsidiary		NuCana, Inc., NuCana Limited and NuCana BioMed Trustee Company Limited
Description of change In ratio of shares	one ADS representing one ordinary share, to one ADS representing 25 ordinary shares.